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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:     March 31, 2010
                                                 -------------------------------

Check here if Amendment |_|; Amendment Number:
                                                 -----------

 This Amendment (Check only one.):          |_|  is a restatement.
                                            |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Focused Investors LLC
           -------------------------------------------------
Address:   9777 Wilshire Boulevard, Suite 910
           -------------------------------------------------
           Beverly Hills, California 90212
           -------------------------------------------------

Form 13F File Number:  28 -  12707
                       --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Michael Kromm
             ---------------------------------------------------
Title:         Chief Operating Officer/Chief Compliance Officer
             ---------------------------------------------------
Phone:         (310) 734-1200
             ---------------------------------------------------

Signature, Place, and Date of Signing:

 /s/ Michael Kromm        Beverly Hills, California      4/13/10
----------------------  -----------------------------  ----------
      [Signature]               [City, State]            [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0
                                          ---------------------

Form 13F Information Table Entry Total:     23
                                          ---------------------

Form 13F Information Table Value Total:     $ 323,721
                                          ---------------------
                                               (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                          FORM 13F INFORMATION TABLE

        COLUMN 1        COLUMN 2     COLUMN 3   COLUMN 4       COLUMN 5      COLUMN 6    COLUMN 7       COLUMN 8
----------------------  ---------  -----------  --------  -----------------  ----------  --------  -------------------
                        TITLE OF                 VALUE     SHRS OR SH/ PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
   NAME OF ISSUER        CLASS        CUSIP     (X$1000)   PRN AMT PRN CALL  DISCRETION  MGRS      SOLE   SHARED NONE
----------------------  ---------  -----------  --------  -------- --- ----  ----------  --------  -------------------
AMERICAN EXPRESS CO 	COM	   025816109	13257     321300   SH	     SOLE	 NONE	   321300  0	  0
BECTON DICKINSON & CO   COM	   075887109	10550	  134000   SH	     SOLE	 NONE	   134000  0      0
BERKSHIRE HATHAWAY DEL  CL B	   084670702	13727     168900   SH	     SOLE	 NONE	   168900  0	  0
CVS CAREMARK CORP	COM	   126650100	12829     350900   SH	     SOLE	 NONE	   350900  0	  0
COACH INC 		COM	   189754104	10742     271800   SH	     SOLE	 NONE	   271800  0	  0
COCA COLA CO 		COM	   191216100	19299     350900   SH	     SOLE	 NONE	   350900  0	  0
DIAGEO PLC       	SPON ADR   25243Q205	13861     205500   SH	     SOLE	 NONE	   205500  0	  0
DONALDSON INC		COM	   257651109	10012     221900   SH	     SOLE	 NONE	   221900  0	  0
JOHNSON & JOHNSON 	COM	   478160104	19860     304600   SH	     SOLE	 NONE	   304600  0	  0
LABORATORY CORP AMER 	COM	   50540R409	7276      96100	   SH	     SOLE	 NONE	   96100   0	  0
MCDONALDS CORP 		COM	   580135101	26861     402600   SH	     SOLE	 NONE	   402600  0	  0
MICROSOFT CORP 		COM	   594918104	12400     423400   SH	     SOLE	 NONE	   423400  0	  0
NIKE INC CL B 		COM	   654106103	17978     244600   SH	     SOLE	 NONE	   244600  0	  0
PEPSICO INC 		COM	   713448108	22441     339200   SH	     SOLE	 NONE	   339200  0	  0
PFIZER INC 		COM	   717081103	8759      510700   SH	     SOLE	 NONE	   510700  0	  0
PROCTER & GAMBLE CO 	COM	   742718109	12471     197100   SH	     SOLE	 NONE	   197100  0	  0
QUEST DIAGNOSTICS INC 	COM	   74834L100	8347      143200   SH	     SOLE	 NONE	   143200  0	  0
STARBUCKS CORP 		COM	   855244109	12606     519400   SH	     SOLE	 NONE	   519400  0	  0
TARGET CORP 		COM	   87612E106	14270     271300   SH	     SOLE	 NONE	   271300  0	  0
UNITEDHEALTH GROUP INC 	COM	   91324P102	15479     473800   SH	     SOLE	 NONE	   473800  0	  0
WAL MART STORES INC 	COM	   931142103	22718     408600   SH	     SOLE	 NONE	   408600  0	  0
WALGREEN CO		COM	   931422109	10827     291900   SH	     SOLE	 NONE	   291900  0	  0
ZIMMER HLDGS INC 	COM	   98956P102	7151      120800   SH	     SOLE	 NONE	   120800  0	  0

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